Share Capital (Schedule of Stock Options Outstanding and Exercisable) (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	24,066,000	22,692,002	21,659,002
Number of options Exercisable	23,007,000
Weighted Average Exercise Price | $ / shares	$ 0.77
Weighted Average Remaining Life	2 years 9 months 14 days
0.52 to 0.69 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	10,294,000
Number of options Exercisable	9,994,000
Weighted Average Exercise Price | $ / shares	$ 0.63
Weighted Average Remaining Life	2 years 2 months 27 days
0.70 to 0.86 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	9,717,000
Number of options Exercisable	9,018,000
Weighted Average Exercise Price | $ / shares	$ 0.77
Weighted Average Remaining Life	3 years 9 months 14 days
0.87 to 1.30 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	2,945,000
Number of options Exercisable	2,945,000
Weighted Average Exercise Price | $ / shares	$ 0.92
Weighted Average Remaining Life	2 years 4 days
1.31 to 1.63 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,050,000
Number of options Exercisable	1,050,000
Weighted Average Exercise Price | $ / shares	$ 1.56
Weighted Average Remaining Life	1 year 1 month 27 days
1.64 to 2.66 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	60,000
Number of options Exercisable
Weighted Average Exercise Price | $ / shares	$ 2.66
Weighted Average Remaining Life	7 days